STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
14.	STOCKHOLDERS' EQUITY

(a)	Restricted ordinary shares

On October 1, 2012, the Compensation Committee of the Board of Directors of the Company approved grants of restricted ordinary shares to certain officers and directors of the Company under the China Gerui Advanced Materials Group Limited 2010 Share Incentive Plan. Except for shares granted to Mr. Meng, the Company's Chief Finance Officer which vested immediately upon granting, all shares granted will be vested on January 3, 2013 subject to the continuous service of the recipient through December 31, 2012 and the other terms and conditions of the grant.

The following grant was made in accordance with the terms of 2010 Share Incentive Plan for the year indicated.

Grant Date	Restricted Shares	Grant Price
October 1, 2012	2,100,000	$1.78

The shares were valued at the closing price of the Company's common stock on grant date.

The compensation expense recognized is based on the market value of the Company's common stock on the date the restricted stock award is granted and is not adjusted in subsequent periods. The amount recognized is amortized over the vesting period. Compensation expense is included in general administration expense in the accompanying consolidated statement of income. The amount of compensation expense recognized is reflected in the table below for the years indicated

	2012	2011

Compensation expense	$3,705,109	$-

A summary of restricted stock activity under the 2010 share incentive plan for the year ended December 31, 2012 is as follows:

	Number of Shares	Weighted Average Grant Price and Fair Value
Non-vested, December 31, 2011	-	-
Shares granted	2,100,000	1.78
Vested shares	(400,000)	1.78
Non-vested, December 31, 2012	1,700,000	1.78

The remaining shares 1,700,000 vested on January 1, 2013.

(b)	Treasury Stock

On April 1, 2011, the Company's Board of Directors approved a board resolution and announced that the Company would repurchase its ordinary shares in the open market up to an aggregate of $10 million. From June to December, 2012 and from May to December, 2011, the Company repurchased 795,031 shares at a cost of $1,554,674 and 1,176,898 shares at a cost of $4,516,744 respectively.

A total of 1,710,098 shares have been cancelled in the fourth quarter of 2012. There was a total 261,831 shares remained as Treasury Stock as of December 31, 2012.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly Announced Plans or Programs	Amount Paid	Approximately Dollar value of shares that may yet be purchased under the Plans or Programs
					$10,000,000
1 May 2011 - 31 May 2011	309,490	4.5990	309,490	1,423,340	8,576,660
1 June 2011 - 30 June 2011	470,783	3.3070	780,273	1,556,886	7,019,773
1 July 2011 - 31 July 2011	183,070	4.0321	963,343	738,154	6,281,619
1 August 2011 - 31 August 2011	117,280	3.8038	1,080,623	446,107	5,835,512
1 September 2011 - 31 September 2011	42,129	3.6860	1,122,752	155,289	5,680,223
1 December 2011 - 31 December 2011	54,146	3.6877	1,176,898	196,967	5,483,256
1 May 2012 - 31 May 2012	48,238	2.6422	1,225,136	127,455	5,355,801
1 June 2012 - 30 June 2012	197,965	2.2429	1,423,101	444,041	4,911,760
1 August 2012 - 31 August 2012	59,369	1.7733	1,482,470	105,277	4,806,483
1 September 2012 - 30 September 2012	227,628	2.0377	1,710,098	463,838	4,342,645
1 December 2012 - 31 December 2012	261,831	1.5814	1,971,929	414,063	3,928,582
	1,971,929			6,071,418
Less: Retirement of treasury stock	(1,710,098)
	261,831

(c)	Warrants

The Company also granted in connection with its November 2009 public offering the Underwriter Representative (and its designees) a warrant (the "Underwriter Representative Warrant") for the purchase of an aggregate of 144,000 ordinary shares (the "Warrant Shares") for an aggregate purchase price of $100.00. The Underwriter Representative Warrant may be exercised in full or part to purchase Warrant Shares at an initial exercise price of $6.00 per share.

A summary of all warrants outstanding as of December 31, 2012 and 2011 and actions relating thereto during the years then ended is presented below:

	2012	2011

Expected volatility	63.00%	60.00%
Expected term (in years)	1.9	2.9
Risk free rate	0.25%	0.36%

A summary of all warrants outstanding as of December 31, 2012 is presented below:

	Warrants	Exercise Price	Terms

Balance as of December 31, 2010	15,191,108
Exercised	(13,294,775)	5.00	-
Expired	(1,752,333)
Balance as of December 31, 2011	144,000	$6.00	2.9 years
Granted	-
Exercised	-
Expired	-

Outstanding as of December 31, 2012	144,000	$6.00	1.9 years

(d)	Retained Earnings

Retained earnings as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Retained earnings	$151,890,125	$128,896,723
Statutory surplus reserves	11,385,921	8,246,235
	$163,276,046	$137,142,958

In accordance with PRC Company Law, the Group is required to allocate at least 10% profit to the statutory surplus reserve. Appropriation to the statutory surplus reserve by the Group is based on profit arrived under PRC accounting standards for business enterprises for each year.

The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory surplus reserve. Appropriation to the statutory surplus reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory surplus reserve reaches 50% of the registered capital. This statutory surplus reserve is not distributable in the form of cash dividends.

As of December 31, 2012, the Group's subsidiary, Henan Green, allocated $3,139,686 which was the 10% of net profits of the year ended December 31, 2012 to the statutory surplus reserves.

A supplemental information of the movement of statutory surplus reserves and registered capital of Henan Green as of December 31, 2012 and 2011 are as follow:

	Statutory surplus	Registered	Percentage
	reserves	capital	reached

At December 31, 2011	$8,246,235	$83,603,944	10%
Statutory surplus reserves transferred from net profits	3,139,686	-	14%
At December 31, 2012	$11,385,921	$83,603,944